Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net loss	$ (30,753)	$ (9,143)	$ (23,364)	$ (88,424)	$ (47,519)
Adjustments to reconcile net loss to net cash used for operating activities:
Depreciation and amortization	1,037	944	3,961	3,779	3,777
Amortization of debt issuance costs and debt discount	0	1,852	3,142	7,909	10,664
Payment on the Scilex Pharma Notes attributed to accreted interest related to the debt discount	0	(6,368)	(21,190)	(12,487)	(10,866)
Loss on debt extinguishment, net	0	4,799	(28,634)	12,463	0
Non-cash operating lease cost	144	99	492	372	825
Stock-based compensation	3,720	1,355	5,280	5,822	5,395
Loss (gain) on derivative liability	5,253	(7,500)	(8,310)	300	(800)
Scilex Pharma Notes principal increase			0	28,000	0
Forfeitures of Private Warrants			1,697	0	0
Changes in operating assets and liabilities:
Accounts receivables, net	1,992	(1,144)	(6,968)	(1,142)	(598)
Inventory	(897)	622	1,184	(1,417)	2,379
Prepaid expenses and other	294	(3,324)	(2,629)	1,479	(1,035)
Other long-term assets	997		350	0	2,580
Accounts payable	2,001	533	2,806	(3,836)	(4,062)
Accrued Payroll	359	405	(2,379)	(21)	1,247
Accrued expenses	3,543	2,436	(123)	664	(1,066)
Accrued rebates and fees	4,736	0	23,531	(255)	3,117
Other liabilities	(175)	(12)	(392)	(80)	(604)
Related party payable	0	3,715	30,125	18,210	5,105
Other long-term liabilities	5	0	163	0	0
Net cash used for operating activities	(7,744)	(10,731)	(21,258)	(28,664)	(31,461)
Investing activities
Acquisition consideration paid in cash for Romeg intangible asset acquisition			(2,060)	0	0
Purchase of property and equipment			(7)	0	(25)
Net cash used for investing activities			(2,067)	0	(25)
Financing activities
Proceeds from the Business Combination			3,375	0	0
Proceeds from issuance of shares under Standby Equity Purchase Agreements	1,663	0
Proceeds from issuance of Convertible debentures	9,600	0
Transaction costs paid related to the Business Combination	(634)	0	(2,949)	0	0
Repayment of principal on the Scilex Pharma Notes	0	(15,217)	(84,808)	(33,387)	(58,927)
Repayment on other loans	0	(18,788)	(18,800)	(48,832)	0
Proceeds from other loans		9,869	9,857	47,832	11,007
Proceeds from stock options exercised	0	96	96	0	50
Proceeds from related party payable	0	1,500	51,900	47,850	18,400
Proceeds from related party note payable	0	62,500	62,500	14,700	10,300
Net cash proceeds from financing activities	10,629	39,960	21,171	28,163	(19,170)
Net change in cash and cash equivalents	2,885	29,229	(2,154)	(501)	(50,656)
Cash and cash equivalents at beginning of period	2,184	4,338	4,338	4,839	55,495
Cash and cash equivalents at end of period	5,069	33,567	2,184	4,338	4,839
Supplemental disclosure of non-cash financing activity
Issuance of shares to B.Riley pursuant to B. Riley Purchase Agreement	$ 1,869	$ 0
Related party debt converted to equity pursuant to Debt Exchange Agreement			289,733
Deferred consideration for Romeg intangible asset acquisition			3,650	0	0
Non-cash consideration in Semnur acquisition			0	409	0
Other Loan Forgiveness			0	1,536	0
Promissory Note issued to Sorrento in exchange for the SP-104 license, net of discount			4,162	0	0
Fair value adjustment to derivative liability in troubled debt restructuring			30,400	0	0
Acquisition of right-of-use asset			320	0	0
Non-cash distribution to Sorrento			0	0	9,600
Issuance of shares to Yorkville pursuant to Yorkville Purchase Agreement			1,238
Scilex Pharma Notes principal increase			0	28,000	0
Accrual for transaction costs related to the Business Combination			1,372	0	0
Transaction costs obligation assumed by Sorrento			$ 5,148	$ 0	$ 0